UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 30, 2000
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           84
                                                 -------------

Form 13F Information Table Value Total:          $ 158,346,070
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100      2,840,859      58,650      X                                              58,650

ADC Telecom             COM       000886101      4,424,313     244,100      X                                             244,100

Automatic Data          COM       053015103      1,098,092      17,344      X                                              17,344
Processing

American Home Prod      COM       026609107        206,538       3,250      X                                               3,250

American Intl. Group    COM       026874107        501,486       5,088      X                                               5,088

America Online          COM       02364J104      2,076,690      59,675      X                                              59,675

American Express Co.    COM       025816109      5,843,977     106,375      X                                             106,375

Bank of New York        COM       064057102      6,777,025     122,800      X                                             122,800

Bell South              COM       079860102        221,063       5,400      X                                               5,400

Bristol Myers           COM       110122108        312,608       4,228      X                                               4,228
Squibb Co.

BP Amoco PLC            COM       055622104        251,440       5,252      X                                               5,252

Boston Properties       COM       101121101        206,625       4,750      X                                               4,750

Citigroup Inc.          COM       172967101      3,619,361      70,881      X                                              70,881

Carnival Corp. C1 A     COM       143658102        563,098      18,275      X                                              18,275

Clear Channel Comm.     COM       184502102      2,640,425      54,512      X                                              54,512

Cendant Corp.           COM       151313103        779,808      81,019      X                                              81,019

Constellation Energy    COM       210371100        402,949       8,942      X                                               8,942
Group

Chevron                 COM       166751107      1,517,764      17,975      X                                              17,975

Colgate Palmolive       COM       194162103        361,480       5,600      X                                               5,600

Chase Manhattan Corp.   COM       16161A108        933,150      20,537      X                                              20,537

Conseco, Inc.           COM       208464107        334,936      25,398      X                                              25,398

Computer Sciences       COM       205363104      2,964,283      49,302      X                                              49,302

Cisco Systems           COM       17275R102     23,987,837     627,133      X                                             627,133

DuPont E 1              COM       263534109      1,258,154      26,042      X                                              26,042

Walt Disney Co.         COM       254687106      1,447,367      50,017      X                                              50,017

Diamond Offshore        COM       25271C102      1,350,000      33,750      X                                              33,750

DeVRY Inc.              COM       251893103        434,125      11,500      X                                              11,500

Electronic Data Systems COM       285661104        896,511      15,524      X                                              15,524

EMC Corp.               COM       268648102        881,790      13,260      X                                              13,260

Equity Office           COM       294741103        207,169       6,350      X                                               6,350
Properties Tr. REIT

El Paso Energy          COM       283905107      2,293,074      32,015      X                                              32,015

Ericsson Tel ADR        COM       294821400      2,185,948     195,392      X                                             195,392

FelCor Lodging Trust    COM       31430F101        617,588      25,800      X                                              25,800

Flextronics Intl        COM       Y2573F102        460,275      16,150      X                                              16,150

Federal Natonal
Mortgage Assn.          COM       313586109        296,512       3,418      X                                               3,418

General Electric        COM       369604103     15,483,333     322,990      X                                             322,990

Corning Glass Works     COM       219350105      2,446,539      46,325      X                                              46,325

Hughes Electronics      COM       370442832        213,900       9,300      X                                               9,300

Health Care             COM       42191510         523,023      17,574      X                                              17,574
Properties

Home Depot, INC.        COM       437076102        275,039       6,020      X                                               6,020

Honeywell Int'l         COM       438516106        214,089       4,525      X                                               4,525

Intel Corp.             COM       458140100      4,377,761     145,622      X                                             145,622

Jabil Circuit           COM       466313103        334,950      13,200      X                                              13,200

Johnson & Johnson       COM       478160104        542,123       5,160      X                                               5,160

K Mart Corp.            COM       482584109        109,172      20,550      X                                              20,550

Kimberly Clark Corp.    COM       49436810         459,485       6,500      X                                               6,500

Coca Cola               COM       191216100        750,994      12,324      X                                              12,324

Lear Corp.              COM       521865105        566,966      22,850      X                                              22,850

AT&T Liberty Media      COM       001957208        846,978      62,450      X                                              62,450
Group CL A

Lowes Cos.              COM       548661107      2,408,207      54,117      X                                              54,117

LSI Logic               COM       502161102        409,306      23,950      X                                              23,950

Marriott Int'l A New    COM       571903202        211,250       5,000      X                                               5,000

McDonalds Corp.         COM       580135101      1,782,212      52,418      X                                              52,418

Mercury Interactive     COM       589405109      5,374,388      59,550      X                                              59,550

Mutual Risk Mgmt.       COM       628351108        266,055      17,518      X                                              17,518

Philip Morris Cos.      COM       718154107      1,528,912      34,748      X                                              34,748

Motorola Inc.           COM       620076109      2,846,219     140,554      X                                             140,554

Merck & Co.             COM       589331107      3,180,816      33,974      X                                              33,974

Nextel Communication    COM       65332V103      1,232,550      49,800      X                                              49,800

Pepsico                 COM       713448108        511,981      10,330      X                                              10,330

Conseco Financing       PREF      20847P205        245,756      15,300      X                                              15,300
Trust V 8.7% Pfd

TVA 6.75%, 6/1/28       PREF      880591300        270,916      11,590      X                                              11,590
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,821,088      61,328      X                                              61,328

Proctor & Gamble        COM       742718109        377,128       4,808      X                                               4,808

Qwest Communications    COM       749121109        690,788      16,900      X                                              16,900

Rite Aid                COM       767754104         50,350      21,200      X                                              21,200

Transocean Sedco        COM       G90078109        620,080      13,480      X                                              13,480
Forex Inc.

SBC Communications      COM       78387G103        485,856       10,175     X                                               10,175

Schering-Plough Corp.   COM       806605101      4,204,437       74,087     X                                               74,087

Schlumberger Ltd.       COM       806857108      2,599,248       32,516     X                                               32,516

Staples Inc.            COM       855030102      2,219,581      187,901     X                                              187,901

Service Master Co.      COM       81760N109        502,125       43,663     X                                               43,663

Teva Pharm Inds ADR     COM       881624209      4,142,288       56,550     X                                               56,550

Thermo Electron Corp.   COM       883556102        520,833       17,507     X                                               17,507

TOTAL FINA ELF S.A.     COM       89151E109        970,378       13,350     X                                               13,350

Texaco, Inc.            COM       881694103        307,519        4,950     X                                                4,950

Texas Instruments Inc.  COM       882508104        231,759        4,892     X                                                4,892

Tyco International      COM       902124106      3,096,678       55,796     X                                               55,796

Viacom Inc. Cl B        COM       925524308      2,974,983       63,636     X                                               63,636

Verizon Comm            COM       92343V104        860,446       17,166     X                                               17,166

Wachovia Corp.          COM       929771103        246,973        4,249     X                                                4,249

Wells Fargo & Co.       COM       949746101        228,319        4,100     X                                                4,100

Wal-Mart                COM       931142103      4,519,609       85,075     X                                               85,075

Exxon Mobil Corp.       COM       30231G102      3,066,373       35,271     X                                               35,271



REPORT TOTALS                                  158,346,070
                                               ===========     =========




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